Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 27,006,744	$ 3,842,298	¥ 40,595,916	¥ 78,335,376
Cost of revenues		(66,797,041)	(9,503,335)	(28,993,601)	(181,784,576)
Gross profit (loss)		(39,790,297)	(5,661,037)	11,602,315	(103,449,200)
Operating income (expenses):
Selling and marketing expenses		(4,719,282)	(671,421)	(9,136,203)	(15,332,523)
General and administrative expenses		(54,605,025)	(7,768,755)	(50,832,703)	(53,402,101)
Research and development expenses		(8,057,816)	(1,146,400)	(50,145,125)	(88,601,470)
Change in fair value of cryptocurrencies		178,565,656	25,404,857	(15,744,170)
Total operating income (expenses)		111,183,533	15,818,281	(125,858,201)	(157,336,094)
Profit (loss) from operations		71,393,236	10,157,244	(114,255,886)	(260,785,294)
Other income (expenses):
Finance expenses		(618,062)	(87,933)	(1,386,506)	(920,055)
Interest expense		(16,938,237)	(2,409,833)	(6,913,314)
Interest income		46,804	6,659	504,348	489,098
Change in fair value of borrowings denominated in cryptocurrencies		41,978,170	5,972,310
Other income		39,945,315	5,683,092	3,216,168	7,111,093
Other expenses		(9,859,628)	(1,402,747)	(703,859)	(264,290)
Total other income (expenses)		54,554,362	7,761,548	(5,283,163)	6,415,846
Income (loss) before income tax provision		125,947,598	17,918,792	(119,539,049)	(254,369,448)
Income tax provision					17,394
Net income (loss)		125,947,598	17,918,792	(119,539,049)	(254,352,054)
Less: net loss attributable to noncontrolling interests		(9,518,442)	(1,354,206)	(6,352,001)	(1,528,282)
Net income (loss) attributable to Nano Labs Ltd		135,466,040	19,272,998	(113,187,048)	(252,823,772)
Comprehensive income (loss):
Net income (loss)		125,947,598	17,918,792	(119,539,049)	(254,352,054)
Other comprehensive income (loss):
Foreign currency translation adjustment		(16,093,836)	(2,289,699)	6,392,294	155,159
Total comprehensive income (loss)		109,853,762	15,629,093	(113,146,755)	(254,196,895)
Less: comprehensive loss attributable to noncontrolling interests		(9,514,430)	(1,353,635)	(6,352,502)	(1,528,352)
Comprehensive income (loss) attributable to Nano Labs Ltd		¥ 119,368,192	$ 16,982,728	¥ (106,794,253)	¥ (252,668,543)
Net income (loss) per ordinary share attributable to Nano Labs Ltd
–Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 6.82	$ 0.97	¥ (14.06)	¥ (42.94)
–Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 6.82	$ 0.97	¥ (14.06)	¥ (42.94)
Weighted average number of shares used in per share calculation:
– Basic (in Shares)	[1]	19,858,117	19,858,117	8,049,592	5,888,507
– Diluted (in Shares)	[1]	19,862,161	19,862,161	8,049,592	5,888,507

[1]	After giving effect of the reverse stock splits, see Note 14.